Schedule of Plant, Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 684,727	$ 658,703	$ 633,589
Less: accumulated depreciation	(449,276)	(406,517)	(345,916)
Property plant and equipment net	235,451	252,186	287,673
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	276,104	271,415	255,352
Decoration and Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 408,623	$ 387,288	$ 378,237